Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ (1,480,350)	$ 468,387	$ (267,236)	$ 1,017,511
Adjustments required to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation and amortization	57,219	10,870	96,106	43,462
Provision for bad debts	47,857			13,624
Operating lease expense	449,445	56,253	411,607	151,730
Stock-based compensation	185,770	185,770	371,540	371,540
Deferred tax	965		(18,570)
Changes in assets and liabilities:
Accounts receivable	(65,284)		(7,731)
Accounts receivable - related parties			13,618
Other receivables and prepaid expenses	92,619	(857)	94,992	20,003
Advances to suppliers	12,043	(113,556)	1,372	136,479
Inventory	(72,168)	(88,863)	69,738	6,866
Accounts payable	89,349	(5)	(27,341)
Unearned revenue	(10,099)	2,787	(122,897)
Taxes payable	(7,034)	(47,058)	(57,467)	169,734
Payment of lease liability	(418,711)	(56,253)	(473,508)	(151,730)
Accrued liabilities and other payables	346,883	22,326	(142,027)	(166,012)
Net cash (used in) provided by operating activities	(771,496)	439,801	(57,804)	1,613,207
CASH FLOWS FROM INVESTING ACTIVITIES:
Prepayment for acquisition		(4,494,966)
Purchase of property and equipment			(1,341)	(2,173)
Cash acquired at acquisition of subsidiaries			87,448
Return of (payment for) acquisition			(4,517,620)	4,087,409
Net cash used in investing activities		(4,494,966)	(4,431,513)	4,085,236
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from related parties			1,204,442	1,546,854
Change in advance from related parties	779,015	(444,754)
Repayment of loan from third parties			(368,648)
Capital contribution			4,386,070
Net cash provided by (used in) financing activities	779,015	(444,754)	5,221,864	1,546,854
EFFECT OF EXCHANGE RATE CHANGE ON CASH AND CASH EQUIVALENTS AND RESTRICTED CASH	(417,088)	71,849	191,617	421,559
NET DECREASE IN CASH AND CASH EQUIVALENTS AND RESTRICTED CASH	(409,569)	(4,428,070)	924,164	7,666,856
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH, BEGINNING OF PERIOD	8,600,853	7,676,689	7,676,689	9,833
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH, END OF PERIOD	8,191,284	3,248,619	8,600,853	7,676,689
Supplemental Cash flow data:
Income tax paid		282,316	404,276	149,393
Interest paid
Non-cash investing and financing activities:
Capital contribution from forgiveness of related party loan			$ 2,446,238